Capital leases (Tables)	12 Months Ended
Dec. 31, 2013
Capital leases [Abstract]
Capital Lease Obligations
On March 28, 2013 two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Calypso  and  Ardmore Capella . The capital lease arrangement was executed on April 2, 2013. This transaction is treated as a financing transaction. As part of this arrangement the senior debt outstanding on the vessels was repaid in full on April 2, 2013. The amount repaid was $17.9 million. The capital lease is scheduled to expire in 2018 and includes a mandatory purchase obligation to repurchase the vessels. ASC’s subsidiary, Ardmore Shipholding Limited, has provided a guarantee in respect of this financing arrangement.

As at
Dec 31,2013
Current portion of capital lease obligations	1,578,686
Non-current portion of capital lease obligations	28,800,329

Total capital lease obligations	30,379,015

Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at December 31, 2013, are as follows:

As at
Dec 31,2013
2014	3,834,690
2015	3,834,690
2016	3,845,196
2017	3,834,690
2018	23,705,540

Total minimum lease payments	39,054,806
Less amount representing interest	(8,675,791)

Net minimum lease payments	30,379,015

Vessels and Vessels Equipment Recorded Under Capital Leases
Assets recorded under capital leases and included in vessels and vessel equipment, net consist of the following at December 31, 2013:

As at
Dec 31,2013
Vessels and equipment	41,326,198
Accumulated depreciation	(4,009,872)

37,316,326